S-K 1602(a)(3) Forepart, Sponsor Compensation - Public Units [Member]	Mar. 23, 2026 $ / shares shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares
Price Paid or to be Paid for Securities, Per Share | $ / shares